Vessel Operating and Supervision Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Vessel Operating and Supervision Costs
Crew and vessel management employee costs	$ 95,140	$ 107,639	$ 103,936
Technical maintenance expenses	44,909	36,844	37,996
Other vessel operating expenses	22,741	26,108	24,500
Total	$ 162,790	$ 170,591	$ 166,432